LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt

Debt consists of the following:

	March 31,	December 31,
	2014	2013
Revolving Line of Credit	$18,555	$27,269
Various notes payable, maturing through December 2016; payable in various monthly installments, including interest rates ranging from 0.0% to 10.0%	820	757

	19,375	28,026
Less: current maturities	(268)	(255)

Long-term debt, less current maturities	$19,107	$27,771

Debt consists of the following:

	As of December 31,
	2012	2013
Revolving Lines of Credit	$17,231	$27,269

Various notes payable, maturing through December 2016; payable in various monthly installments, including interest rates ranging from 0.0% to 10.0%	660	757

	17,891	28,026
Less: current maturities	(186)	(255)

Long-term debt, less current maturities	$17,705	$27,771

Schedule of Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt are as follows:

2014	255
2015	284
2016	27,487

$28,026